Investment and return - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash at bank and in hand	€ 2,505	€ 2,764
Short-term deposits	811	2,764
Other cash equivalents	99	20
Cash and cash equivalents	3,415	5,548
Other financial assets
Financial assets at amortised cost	750	468
Financial assets at fair value through other comprehensive income	1	9
Financial assets at fair value through profit or loss:
Other current financial assets	1,156	808
Current financial assets	4,571	6,356
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	208	138
Financial assets at fair value through other comprehensive income	526	361
Non-current financial assets at fair value through profit or loss:
Other non-current financial assets	1,198	876
Non-current financial assets	1,198	876
Other financial assets
Financial assets at amortised cost	958	606
Financial assets at fair value through other comprehensive income	527	370
Financial assets at fair value through profit or loss
Other financial assets	2,354	1,684
Total	5,769	7,232
Equity Investments included in financial assets at fair value through other comprehensive income	521	356
Movement of equity investments	174	78
Assets in trust fund benefit obligations	38	44
Hong Kong
Financial assets at fair value through profit or loss
Investment option over non controlling interest in subsidiary	43	44
Derivatives
Financial assets at fair value through profit or loss:
Current	76	59
Non-current financial assets at fair value through profit or loss:
Non-current	52	21
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	128	80
Other
Financial assets at fair value through profit or loss:
Current	329	272
Non-current financial assets at fair value through profit or loss:
Non-current	412	356
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	741	628
Judicial Deposit
Financial assets at fair value through profit or loss:
Financial assets at amortised cost	€ 157	€ 101